Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020	$ 59,075
2021	62,136
2022	38,680
2023	32,959
2024 and thereafter	192,739
Total future minimum lease payments receivable	$ 385,589	$ 196,041